Change in Functional and Presentation Currency	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Change in Functional and Presentation Currency [Abstract]
CHANGE IN FUNCTIONAL AND PRESENTATION CURRENCY

4.      CHANGE IN FUNCTIONAL AND PRESENTATION CURRENCY

The Company changed its functional currency from the Canadian dollar (CAD) to the United States dollar (USD) as of February 1, 2021. The change in functional currency coincided with the January 2021 initial public offering and listing on the Nasdaq. Considering Versus’ business activities, comprised primarily of United States dollar revenue and expenditures as well as United States dollar denominated financings, management determined that the functional currency of the Company is the United States dollar. All assets, liabilities, share capital, and other components of shareholders’ equity (deficit) were translated into United States dollars at the exchange rate at the date of change. These changes have been accounted for prospectively. Concurrent with the change in functional currency, on February 1, 2021, the Company changed its presentation currency from the Canadian dollar to the

United States dollar. This change in presentation currency is to better reflect the Company’s business activities, comprised primarily of United States dollar transactions. The condensed interim consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with ASC 830, Foreign Currency Matters. The condensed interim consolidated statements of loss and comprehensive loss have been translated into the presentation currency using the average exchange rates prevailing during each quarterly reporting period. All assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 using the period-end noon exchange rates of 0.782 CAD/USD. As a practical measure, the comparative shareholders’ equity (deficit) balances were translated at the February 1, 2021 exchange rate of 1.2824 CAD/USD. All resulting translation exchange differences have been recognized within other comprehensive income in the foreign currency translation reserve. The effect of applying different exchange rates for the change in functional currency and presentation currency have been included as a reconciling item within the statement of changes in shareholders’ equity (deficit) as at February 1, 2021.

4.      CHANGE IN FUNCTIONAL AND PRESENTATION CURRENCY

The Company changed its functional currency from the Canadian dollar (CAD) to the United States dollar (USD) as of February 1, 2021. The change in functional currency coincided with the January 2021 initial public offering and listing on the Nasdaq. Considering Versus’ business activities, comprised primarily of United States dollar revenue and expenditures, as well as, United States dollar denominated financings, management determined that the functional currency of the Company is the United States dollar. All assets, liabilities, equity, and other components of stockholders’ equity (deficit) were translated into United States dollars at the exchange rate at the date of change. These changes have been accounted for prospectively. Concurrent with the change in functional currency, on February 1, 2021, the Company changed its presentation currency from the Canadian dollar to the United States dollar. This change in presentation currency is to better reflect the Company’s business activities, comprised primarily of United States dollar transactions. The consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with ASC 830, Foreign Currency Matters. The consolidated statements of operations and comprehensive loss have been translated into the presentation currency using the average exchange rates prevailing during each quarterly reporting period. All assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 using the period-end noon exchange rates of 0.782 CAD/USD. As a practical measure, the comparative stockholders’ equity (deficit) balances were translated at the February 1, 2021 exchange rate of 1.2824 CAD/USD. All resulting translation exchange differences have been recognized within other comprehensive income. The effect of applying different exchange rates for the change in functional currency and presentation currency have been included as a reconciling item within the statement of changes in stockholders’ equity (deficit) as at February 1, 2021.